Cover Page	Nov. 23, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 23, 2021
Entity Registrant Name	3M COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3285
Entity Tax Identification Number	41-0417775
Entity Address, Address Line One	3M Center
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55144-1000
City Area Code	651
Local Phone Number	733-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000066740
Common Stock, Par Value $.01 Per Share | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	MMM
Security Exchange Name	NYSE
Common Stock, Par Value $.01 Per Share | Chicago Stock Exchange, Inc.
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	MMM
Security Exchange Name	CHX
1.500% Notes due 2026 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2026
Trading Symbol	MMM26
Security Exchange Name	NYSE
0.375% Notes due 2022 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.375% Notes due 2022
Trading Symbol	MMM22A
Security Exchange Name	NYSE
0.950% Notes due 2023 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.950% Notes due 2023
Trading Symbol	MMM23
Security Exchange Name	NYSE
1.750% Notes due 2030 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2030
Trading Symbol	MMM30
Security Exchange Name	NYSE
1.500% Notes due 2031 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2031
Trading Symbol	MMM31
Security Exchange Name	NYSE